SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

a.	On January 30, 2023 the Company and each of Citrine High Tech 7 LP (“LP 7”), Citrine 8 LP (“LP 8 “) and Citrine 9 LP (“LP 9”; together with LP 7 and LP 8, the “Lending LP”), the lending entities under and parties to the Convertible Note Purchase Agreement entered into by the Company and several related parties in April 2020, as subsequently amended (the “CL Agreement”), have entered into an agreement (the “Agreement”) pursuant to which they have agreed to extend the maturity date on all outstanding convertible loans in the principal amount of $1,800,000 under the CL Agreement to May 31, 2024. LP 7 also agreed to extend to May 31, 2024 the note in the principal amount of $80,000.

In addition, under the Agreement the Company and the Lending LPs have also agreed that if the Company’s common stock is listed on the Nasdaq Stock Market, then, then the Company, in its sole discretion, shall determine to convert, in whole or in part, the outstanding amount of the above mentioned notes to shares of the Company’s common stock at a conversion price equal to the price paid by the public investors for the common stock in such offering.

b.	On January 17, 2023, the Board of Citrine Global, appointed Ms. Ora Elharar Soffer to serve as president of the Company. Ms. Elharar Soffer has been continuously serving as the Company’s Chief Executive Officer since May 7, 2020 and as a Company director since February 21, 2020 and as Chairperson of the Board since March 3, 2020.

c.	On January 17, 2023, the Board of Citrine Global, appointed Ms. Ilanit Halperin to serve as treasurer and secretary of the Company. Ms. Halperin has been continuously serving as the Company’s Chief Financial Officer since May 7, 2020 and as a Company director since February 21, 2020.

d.	On January 18, 2023, Mr. Ilan Ben Ishay resigned from his position as a director on the Board of the Company for personal reasons. Mr. Ben Ishay’s resignation did not result from any disagreement with the Company on any matter relating to the Company’s operations, policies and practices.

e.	On March 5, 2023, the Board of the Company provided that in the event that the Company’s stock is listed on the Nasdaq Stock Exchange, then one half of the awarded and unvested option grants made in each of August 2021 and in August 2022 to service providers, including officers, directors and selected service providers, will immediately vest at such time. In addition, the Board also determined to provide that following the termination of services by an officer, director or a selected service provider for any reason other than cause, such person shall have a one year period from the date of termination to exercise any option that was vested at the time of the termination of services.

f.	On March 6, 2023 Cannovation, the Company’s majority owned subsidiary and S.R. Accord Ltd., an Israeli company (“Lender”), entered into an 18-month credit facility agreement (the “Credit Facility”) pursuant to which Lender has committed to fund Cannovation in an aggregate amount of 3,000,000 NIS (approximately $857,000) as needed. At the time of each draw down, Cannovation and Lender will determine the repayment of the loan. All amounts drawn under the Credit Facility will bear interest at a monthly rate of 1.7% and will be due at such time as Cannovation and Lender determine. Cannovation has the right to pre-pay the entire amount outstanding under the Credit Facility at any time. As of the date of these financial statements, Cannovation utilized $50,000 out of the credit line.

As security for any loans under the Credit Facility, Cannovation granted Lender a first priority lien on its rights to the 125,000 sq ft (11,687 sq meters) of industrial land in Yerucham, a city in southern Israel which Cannovation acquired in February of 2022(the “Premises”) to build the Green Vision Center Israel with the support of the government of Israel. The lien will become effective only if Cannovation utilizes the Credit Facility. If the market value of the Premises is less than the amount outstanding under the Credit Facility, then Lender will be entitled to additional security, including shares of Citrine Global Stock, on such terms and conditions as the parties may agree. As additional security for any payments due to Lender, CTGL Citrine Global Israel Ltd., a wholly owned subsidiary of Citrine Global, (ii) Beezzhome Technologies Ltd. an entity wholly owned by Ora Elharar Soffer, the Chief Executive Officer of Citrine Global and (iii) Netto Holdings Ltd., an unaffiliated entity under the partial control of Ilan Ben Ishay, a director on the board of Cannovation, as well as each of Ms. Elharar Soffer and Mr. Ben Ishay in their personal capacities, are providing guarantees for the repayment of any amounts that may be owing to Lender under the Credit Facility. Cannovation has agreed to indemnify Ms. Elharar Soffer and Mr. Ben Ishay for any losses they incur as a result of the guarantee

On March 7, 2023, the Company issued to the Lender 2,154,677 shares of the Company’s common stock a commitment fee in respect of the provision of the Credit Facility.

g.	On March 15, 20232, the Company issued to a consultant 1,077,339 in consideration of services provided to the Company.

h.	On March 16, 2023, the consulting agreement originally entered into as of July 2020 with Ms Elharar Soffer, the Company’s Chairperson, CEO and President, was amended. The amendment provides for the following: (i) the monthly consulting to which Ms. Elharar Soffer is entitled will increase from $20,000 to $25,000 plus VAT upon a listing of the Company’s stock on the Nasdaq Stock Market, retroactive to January 1, 2023, (ii) the terms contained in her original agreement and all other terms and awards previously approved by the Company’s board relating to her, including payment of her monthly fee and reimbursement of social benefits payments made by Mr Elharar Soffer, shall continue in full force and effect so long as Ms. Elharar Soffer serves as either director and /or executive officer, (iii) all previous awards and bonuses previously made to her were affirmed and (i) Ms. Elharar Soffer has agreed to defer compensation due to her until such time as the Company shall have consummated an investment of at least $1.8 million in the Company’s securities, at which time outstanding amounts due her under the agreement would be paid to her. The amendment also provides that the committee of the Board that will be responsible for setting the compensation terms of senior management shall prepare and present for approval a compensation program for the Consultant that takes into consideration Ms. Elharar Soffer’s role in founding and leading the Company and that such compensation package shall be competitive with compensation programs for top senior executives/founders generally available in the market and which will include, among other things, appropriate bonuses, severance payments and other amenities generally made available in the market to senior executive and that Ms. Elharar Soffer shall receive the most extensive of such compensation terms amongst senior management.

i.

On March 16, 2023, the consulting agreement originally entered into as of July 2020 with Ilanit Halperin, the Company’s CFO, was amended. The amendment provides for the following: (i) the monthly consulting to which Ms Ilanit Halperin, is entitled will increase from $7,000 to $10,000 plus VAT upon a listing of the Company’s stock on the Nasdaq Stock Market, retroactive to January 1, 2023, (ii) the terms contained in her original agreement and all other terms and awards previously approved by the Company’s board relating to her, including payment of her monthly fee and reimbursement of social benefits payments made by M.s Halperin, shall continue in full force and effect so long as Ms. Halperin serves as either director and /or executive officer, (iii) all previous awards and bonuses previously made to her were affirmed and (i) Ms. Halperin has agreed to defer compensation due to her until such time as the Company shall have consummated an investment of at least $1.8 million in the Company’s securities, at which time outstanding amounts due her under the agreement would be paid to her. In addition, the Company undertakes that the committee of the Board that will be responsible for setting the compensation terms of senior management shall prepare and present for approval a compensation program for Ms. Halperin that shall be competitive with compensation programs for senior executives generally available in the market and which will include, among other things, appropriate bonuses, severance payments and other amenities generally made available in the market to senior executives.